Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012	Mar. 23, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic Value of Stock Options Exercised, Per Share	$ 2.46
Common shares outstanding	528,802,322	526,551,953
Stock-based compensation expense	$ 2	$ 5	$ 8
Stock options available for future grants, number	5,000,000
Weighted-average vesting period related to unrecognized stock-based compensation on unvested stock options	1 year 3 months 16 days
Fair value of stock options vested during the year	3	8	14
Sale of Treasury Shares, Number	6,032,719
Proceeds from Sale of Treasury Stock	61
Number of options granted	526,091	0	5,288,040
Purchase of common stock by a trustee to be accounted for as treasury stock, shares		1,641,447
Purchase of treasury stock	(61)	(16)	(25)
Number of options settled upon vesting by the issuance of new common shares	2,928,000	4,977,000	2,697,000
Equity instruments other than options outstanding	26,001,000	24,345,000	15,185,000	8,595,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding					1,000,000
Stock options vesting period	three years to a maximum of five years
Period of stock option exercisable from the grant date	five years to a maximum of seven years
Unrecognized compensation expense related to restricted share unit plan	5
Cash received from stock options	6	3	0
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options		2	1
Restricted Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding					26,000,000
Unrecognized compensation expense related to restricted share unit plan	153
Weighted-average vesting period related to unrecognized stock-based compensation on unvested stock options	1 year 10 months 10 days
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options	8	11	10
Number of options granted	9,530,093	21,741,154
Compensation expense of restricted stock	48	63	78
Number of options settled upon vesting by the issuance of new common shares	23,890,603
Voting Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding					529,000,000
Deferred Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares outstanding	108,954				300,000
Equity instruments other than options outstanding	300,000	200,000
Liability related to deferred share unit plan	$ 3.3	$ 2.4